As filed with the Securities and Exchange Commission on January 25, 2011

Securities Act File No. 33-50476
Investment Company File Act No. 811-07064

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment N. 35 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 35 (X)
Check appropriate box or boxes

THE TARGET PORTFOLIO TRUST

Exact name of registrant as specified in charter

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, NJ 07102

Address of Principal Executive Offices, including Zip Code

(973) 367-7521

Registrant’s Telephone Number, including Area Code

Deborah A. Docs
Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, NJ 07102
Name and Address of Agent for Service

It is proposed that this filing will become effective:

_ immediately upon filing pursuant to paragraph (b)

(X) on February 25, 2011 pursuant to paragraph (b)

_ 60 days after filing pursuant to paragraph (a)(1)

_ on (-----)pursuant to paragraph (a)(1)

_ 75 days after filing pursuant to paragraph (a)(2)

_ on (----) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C to The Target Portfolio Trust (the “Company”) Post–Effective Amendment No. 33 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 33 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on December 20, 2010 (the “Post-Effective Amendment”) are herein incorporated by reference. Post-Effective Amendment No. 33 originally and erroneously requested an effective date of February 18, 2010. Post-Effective Amendment No. 34 under the Securities Act and the Investment Company Act was filed on January 4, 2011 for the purpose of extending the effective date to February 18, 2011. This Post-Effective Amendment No. 35 under the Securities Act and The Investment Company Act is filed for the purpose of extending the effective date to February 25, 2011. It is proposed that the Post-Effective Amendment become effective on February 25, 2011 pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 25th day of January 2011.

THE TARGET PORTFOLIO TRUST

*Judy A. Rice
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Michael S. Hyland	Trustee
* Douglas H. McCorkindale	Trustee
* Stephen P. Munn	Trustee
* Richard A. Redeker	Trustee
* Judy A. Rice	Trustee and President (Principal Executive Officer)
* Robin B. Smith	Trustee
* Stephen G. Stoneburn	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Jonathan D. Shain Jonathan D. Shain		January 25, 2011

* Pursuant to power of attorney dated March 9, 2010. Incorporated by reference to Prudential Investment Portfolios 12 Post-Effective Amendment No. 17 to the registration statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.